Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans and Borrowings
Carrying amount	₺ 84,084,209	₺ 88,737,385
EUR | Floating interest rate
Loans and Borrowings
Nominal interest rate	2.10%	2.20%
Carrying amount	₺ 25,815,920	₺ 22,530,691
USD | Floating interest rate
Loans and Borrowings
Nominal interest rate	3.90%	3.20%
Carrying amount	₺ 5,334,924	₺ 7,637,455
Unsecured bank loans | EUR | Floating interest rate
Loans and Borrowings
Currency	EUR	EUR
Interest rate type	Floating	Floating
Nominal interest rate basis	Euribor+2.0%-Euribor+4.0%	Euribor+2.0%-Euribor+2.3%
Carrying amount	₺ 25,815,920	₺ 22,530,691
Unsecured bank loans | EUR | Floating interest rate | Minimum
Loans and Borrowings
Payment period	2024	2023
Unsecured bank loans | EUR | Floating interest rate | Maximum
Loans and Borrowings
Payment period	2028	2028
Unsecured bank loans | EUR | EURIBOR [member] | Minimum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	2.00%	2.00%
Unsecured bank loans | EUR | EURIBOR [member] | Maximum
Loans and Borrowings
Borrowings, adjustment to variable interest rate	4.00%	2.30%
Unsecured bank loans | EUR | Fixed rate instruments [member]
Loans and Borrowings
Currency	EUR
Interest rate type	Fixed
Nominal interest rate	6.00%
Payment period	2024
Carrying amount	₺ 345,431
Unsecured bank loans | USD | Floating interest rate
Loans and Borrowings
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	Sofr 2.2%	Libor+1.7%-Libor+2.2%
Carrying amount	₺ 4,483,145	₺ 6,561,767
Unsecured bank loans | USD | Floating interest rate | Minimum
Loans and Borrowings
Payment period	2024	2023
Unsecured bank loans | USD | Floating interest rate | Maximum
Loans and Borrowings
Payment period	2028	2026
Unsecured bank loans | USD | SOFR [member]
Loans and Borrowings
Borrowings, adjustment to variable interest rate	2.20%
Unsecured bank loans | USD | LIBOR [member] | Minimum
Loans and Borrowings
Borrowings, adjustment to variable interest rate		1.70%
Unsecured bank loans | USD | LIBOR [member] | Maximum
Loans and Borrowings
Borrowings, adjustment to variable interest rate		2.20%
Unsecured bank loans | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Nominal interest rate	2.60%	2.60%
Carrying amount	₺ 200,371	₺ 283,053
Unsecured bank loans | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2024	2023
Unsecured bank loans | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2026	2026
Unsecured bank loans | TL | Fixed rate instruments [member]
Loans and Borrowings
Currency	TL	TL
Interest rate type	Fixed	Fixed
Payment period		2023
Carrying amount	₺ 11,942,103	₺ 12,822,981
Unsecured bank loans | TL | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	11.50%	12.40%
Payment period	2024
Unsecured bank loans | TL | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	58.90%	38.00%
Payment period	2025
Unsecured bank loans | UAH | Fixed rate instruments [member]
Loans and Borrowings
Currency		UAH
Interest rate type		Fixed
Carrying amount		₺ 2,354,892
Unsecured bank loans | UAH | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate		10.00%
Payment period		2023
Unsecured bank loans | UAH | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate		21.00%
Payment period		2024
Unsecured bank loans | CNY | Fixed rate instruments [member]
Loans and Borrowings
Currency	CNY	CNY
Interest rate type	Fixed	Fixed
Carrying amount	₺ 2,261,585	₺ 2,446,988
Unsecured bank loans | CNY | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	5.20%	3.70%
Payment period	2024	2023
Unsecured bank loans | CNY | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	5.50%	5.50%
Payment period	2028	2028
Unsecured bank loans | BYN | Fixed rate instruments [member]
Loans and Borrowings
Currency	BYR
Interest rate type	Fixed
Nominal interest rate	14.00%
Payment period	2024
Carrying amount	₺ 15,857
Secured bank loans | USD | Floating interest rate
Loans and Borrowings
Currency	USD	USD
Interest rate type	Floating	Floating
Nominal interest rate basis	Sofr+0.6% & Libor+1.6%	Libor+0.6% - Libor+1.6%
Carrying amount	₺ 851,779	₺ 1,075,688
Secured bank loans | USD | Floating interest rate | Minimum
Loans and Borrowings
Payment period	2024	2023
Secured bank loans | USD | Floating interest rate | Maximum
Loans and Borrowings
Payment period	2028	2028
Secured bank loans | USD | SOFR [member]
Loans and Borrowings
Borrowings, adjustment to variable interest rate	0.60%
Secured bank loans | USD | LIBOR [member]
Loans and Borrowings
Borrowings, adjustment to variable interest rate	1.60%
Secured bank loans | USD | LIBOR [member] | Minimum
Loans and Borrowings
Borrowings, adjustment to variable interest rate		0.60%
Secured bank loans | USD | LIBOR [member] | Maximum
Loans and Borrowings
Borrowings, adjustment to variable interest rate		1.60%
Secured bank loans | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Carrying amount	₺ 3,872,474	₺ 3,491,611
Secured bank loans | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	1.50%	1.50%
Payment period	2024	2023
Secured bank loans | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	3.80%	3.80%
Payment period	2033	2032
Secured bank loans | UAH | Fixed rate instruments [member]
Loans and Borrowings
Currency		UAH
Interest rate type		Fixed
Payment period		2023
Carrying amount		₺ 601,410
Secured bank loans | UAH | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate		16.40%
Secured bank loans | UAH | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate		19.50%
Debt securities issued | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Nominal interest rate	5.80%	5.80%
Carrying amount	₺ 28,430,710	₺ 29,680,889
Debt securities issued | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Payment period	2024	2023
Debt securities issued | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Payment period	2028	2028
Debt securities issued | TL | Fixed rate instruments [member]
Loans and Borrowings
Currency	TL	TL
Interest rate type	Fixed	Fixed
Payment period	2024	2023
Carrying amount	₺ 3,437,246	₺ 1,853,222
Debt securities issued | TL | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	29.50%	20.30%
Debt securities issued | TL | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	45.00%	25.50%
Lease liabilities | EUR | Fixed rate instruments [member]
Loans and Borrowings
Currency	EUR	EUR
Interest rate type	Fixed	Fixed
Carrying amount	₺ 407,907	₺ 510,252
Lease liabilities | EUR | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	1.00%	1.00%
Payment period	2024	2023
Lease liabilities | EUR | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	11.00%	10.30%
Payment period	2034	2034
Lease liabilities | USD | Fixed rate instruments [member]
Loans and Borrowings
Currency	USD	USD
Interest rate type	Fixed	Fixed
Carrying amount	₺ 34,326	₺ 132,054
Lease liabilities | USD | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	3.90%	3.90%
Payment period	2024	2023
Lease liabilities | USD | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	11.60%	11.50%
Payment period	2052	2052
Lease liabilities | TL | Fixed rate instruments [member]
Loans and Borrowings
Currency	TL	TL
Interest rate type	Fixed	Fixed
Carrying amount	₺ 1,569,795	₺ 1,989,791
Lease liabilities | TL | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	9.80%	9.80%
Payment period	2024	2023
Lease liabilities | TL | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	45.00%	45.00%
Payment period	2057	2048
Lease liabilities | UAH | Fixed rate instruments [member]
Loans and Borrowings
Currency		UAH
Interest rate type		Fixed
Carrying amount		₺ 1,892,521
Lease liabilities | UAH | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate		7.60%
Payment period		2023
Lease liabilities | UAH | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate		47.70%
Payment period		2071
Lease liabilities | BYN | Fixed rate instruments [member]
Loans and Borrowings
Currency	BYN	BYN
Interest rate type	Fixed	Fixed
Carrying amount	₺ 415,560	₺ 509,575
Lease liabilities | BYN | Fixed rate instruments [member] | Minimum
Loans and Borrowings
Nominal interest rate	10.80%	11.50%
Payment period	2024	2023
Lease liabilities | BYN | Fixed rate instruments [member] | Maximum
Loans and Borrowings
Nominal interest rate	20.00%	20.00%
Payment period	2037	2037